DRYDEN NATIONAL MUNICIPALS FUND, INC.

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

March 5, 2007

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Dryden National Municipals Fund, Inc.
1933 Act File No.: 2-66407
1940 Act File No.: 811-2992

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on March 2, 2007.

If you have any questions concerning this filing, please contact Deborah Docs at (973) 367-7521.

Very Truly Yours,

/s/ Jonathan D. Shain

Jonathan D. Shain

Assistant Secretary